OMB APPROVAL
OMB Number:	3235-0578
Expires: April 30, 2010
Estimated average burden
hours per response........10.5

UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07532

PIMCO Municipal Advantage Fund Inc.
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of fiscal year end:	October 31, 2008

Date of reporting period:	July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
July 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
MUNICIPAL BONDS & NOTES—97.3%
	Alabama—1.8%
$1,600	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev.,
	5.50%, 1/1/43	NR/NR	$1,277,120
1,000	Montgomery Medical Clinic Board,
	Jackson Hospital & Clinic Rev., 4.75%, 3/1/26	Baa2/BBB-	856,600
500	Tuscaloosa Educational Building Auth. Rev.,
	Stillman College, 5.00%, 6/1/26	NR/BBB-	428,545
			2,562,265

	Alaska—0.3%
705	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	503,490

	Arizona—5.4%
700	Health Facs. Auth. Rev., Beatitudes Project, 5.20%, 10/1/37	NR/NR	550,606
	Pima Cnty. Industrial Dev. Auth. Rev.,
1,000	American Charter Schools Foundation, 5.625%, 7/1/38	NR/NR	893,600
1,500	Center for Academic Success, 5.50%, 7/1/37 (b)	NR/BBB-	1,289,880
650	Choice Education & Dev. Corp., 6.375%, 6/1/36	NR/NR	604,929
3,400	Correctional Facs., 5.00%, 9/1/39	Aa2/AA	3,321,222
1,200	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	Aa3/AA-	1,004,376
			7,664,613

	California—7.5%
1,000	Foothill Eastern Corridor Agcy. Toll Road Rev., 5.75%, 1/15/40	Baa3/BBB-	970,280
4,000	Golden State Tobacco Securitization Corp. Rev.,
	5.125%, 6/1/47, Ser. A-1	Baa3/BBB	2,906,200
1,000	Health Facs. Finance Auth. Rev.,
	Adventist Health System, 5.00%, 3/1/33	NR/A	897,820
5,000	State, GO, 5.125%, 11/1/24	A1/A+	5,108,950
1,000	Statewide Community Dev. Auth. Rev.,
	Huntington Park Chapter School, 5.25%, 7/1/42, Ser. A	NR/NR	822,620
			10,705,870

	Colorado—3.1%
500	Confluence Metropolitan Dist. Rev., 5.40%, 12/1/27	NR/NR	435,455
575	Educational & Cultural Facs. Auth. Rev., 5.75%, 12/1/37 (b)	NR/NR	481,574
	Health Facs. Auth. Rev.,
2,000	Valley View Hospital, 5.125%, 5/15/37	NR/BBB	1,729,600
650	Volunteers of America, 5.30%, 7/1/37	NR/NR	526,630
1,600	Madre Metropolitan Dist. No. 2, GO, 5.50%, 12/1/36, Ser. A	NR/NR	1,179,184
			4,352,443

	District of Columbia—1.3%
725	District of Columbia, GO, 5.25%, 6/1/27, Ser. A (MBIA-IBC)	Aaa/AAA	734,084
1,000	District of Columbia Rev., 6.00%, 7/1/18, Ser. A (AMBAC)	Aaa/AAA	1,051,610
			1,785,694

	Florida—4.6%
1,355	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System,
	5.375%, 11/15/35, Ser. D, (Pre-refunded @ $100, 11/15/13) (a)	A1/NR	1,478,441
500	Lee Cnty. Industrial Dev. Auth. Rev., 5.375%, 6/15/37, Ser. A	NR/BB	400,440
4,275	Miami-Dade Cnty. Expressway Auth. Rev., 5.00%, 7/1/29, Ser. B (FGIC)	A3/A	4,171,887
500	Orange Cnty. Health Facs. Auth. Rev., 5.50%, 7/1/32	NR/NR	421,070
			6,471,838

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
July 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Georgia—3.6%
$825	Atlanta Dev. Auth. Rev., 5.25%, 7/1/12, Ser. A	A3/NR	$846,491
2,000	Chatham Cnty. Hospital Auth. Rev., 5.75%, 1/1/29, Ser. A	Baa2/BBB	1,755,960
1,750	Cherokee Cnty. Water & Sewer Auth. Rev., 5.50%, 8/1/23 (MBIA)	Aaa/AAA	1,959,003
750	Medical Center Hospital Auth. Rev., 5.25%, 7/1/37	NR/NR	598,980
			5,160,434

	Hawaii—0.7%
1,000	State, Marina Rev., 5.75%, 7/1/21, Ser. A (FGIC)	A2/A-	1,036,360

	Illinois—9.6%
1,000	Chicago Wastewater System Rev.,
	6.00%, 1/1/17, (Pre-refunded @ $101, 1/1/10) (MBIA)(a)	Aaa/AAA	1,063,420
	Finance Auth. Rev., Ser. A
425	Leafs Hockey Club, 6.00%, 3/1/37	NR/NR	367,638
7,250	Sherman Health Systems, 5.50%, 8/1/37	Baa1/A-	6,670,942
1,000	Health Facs. Auth. Rev, Centegra Health Rev., 5.25%, 9/1/24	NR/A-	972,470
1,100	McHenry & Lake Cntys. Community High School Dist. No. 156,
	GO, 5.125%, 1/1/19, (Pre-refunded @ $100, 1/1/11) (FGIC)(a)	Aa3/NR	1,162,491
5,000	Metropolitan Pier & Exposition Auth. Rev.,
	zero coupon, 6/15/36, Ser. A (MBIA)	Aaa/AAA	1,102,700
2,000	Regional Transportation Auth. Rev., 6.00%, 6/1/23 (FGIC)	Aa2/AA+	2,293,000
			13,632,661

	Indiana—0.9%
1,500	Health & Educational Facs. Financing Auth. Rev.,
	Community Foundation of Northwest Indiana, 5.50%, 3/1/37	NR/BBB-	1,290,720

	Iowa—1.6%
	Finance Auth. Rev.,
750	Deerfield Retirement Community, Inc., 5.50%, 11/15/37	NR/NR	536,528
500	Edgewater LLC, 6.75%, 11/15/37	NR/NR	474,360
1,600	Wedum Walnut Ridge LLC, 5.625%, 12/1/45, Ser. A	NR/NR	1,306,080
			2,316,968

	Maryland—0.9%
1,500	Health & Higher Educational Facs. Auth. Rev., 5.00%, 7/1/37, Ser. A	Baa2/BBB	1,298,865

	Massachusetts—6.1%
500	Dev. Finance Agcy. Rev., 5.20%, 11/1/41	NR/NR	388,460
1,000	Health & Educational Facs. Auth. Rev.,
	Partners Healthcare, 5.125%, 7/1/19, Ser. B	Aa2/AA	1,015,400
1,500	State, GO, 5.50%, 11/1/20, Ser. C, (Pre-refunded @ $100, 11/1/12) (a)	Aa2/AA	1,636,905
90	State Water Pollution Abatement Trust Rev., 6.375%, 2/1/15, Ser. A	Aaa/AAA	90,170
5,500	Water Res. Auth. Rev., 5.00%, 8/1/41, Ser. A	Aa2/AA	5,521,505
			8,652,440

	Michigan—6.2%
1,065	Bloomingdale Public School Dist., GO,
	5.50%, 5/1/19, (Pre-refunded @ $100, 5/1/11) (Q-SBLF)(a)	Aa3/AA-	1,144,044
1,500	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	1,089,300

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
July 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Michigan (continued)
$2,000	Grand Valley State Univ. Rev., 5.50%, 2/1/18 (FGIC)	Baa3/A+	$2,123,420
	Kalamazoo Economic Dev. Corp. Rev.,
1,250	5.125%, 5/15/37	NR/NR	968,850
350	5.50%, 5/15/36	NR/NR	288,806
1,075	Lincoln Consolidated School Dist., GO,
	5.50%, 5/1/19, (Pre-refunded @ $100, 11/1/11) (Q-SBLF)(a)	Aa3/AA-	1,162,140
825	Meridian Economic Dev. Corp. Rev., 5.25%, 7/1/26	NR/NR	735,982
1,500	Public Educational Facs. Auth. Rev., 5.00%, 9/1/36	NR/BBB-	1,254,960
			8,767,502

	Minnesota—0.3%
500	St. Paul Housing & Redev. Auth. Rev., 5.375%, 5/1/43	NR/NR	413,960

	Missouri—1.1%
500	Branson Regional Airport Transportation Dev. Dist. Rev.,
	6.00%, 7/1/37, Ser. A	NR/NR	428,480
1,260	Joplin Industrial Dev. Auth. Rev., 5.75%, 5/15/26, Ser. F	NR/NR	1,182,535
			1,611,015

	New Jersey—3.1%
1,500	Middlesex Cnty. Improvement Auth. Rev., 6.125%, 1/1/25, Ser. B	NR/NR	1,343,445
	Tobacco Settlement Financing Corp. Rev.,
3,000	5.00%, 6/1/41, Ser. 1A	Baa3/BBB	2,129,370
750	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	869,145
			4,341,960

	New Mexico—5.7%
8,035	Albuquerque, Sales Tax Rev., 5.00%, 7/1/37, Ser. A (FSA)	Aaa/AAA	8,091,807

	New York—3.6%
245	Dutchess Cnty. Industrial Dev. Agcy. Rev., 5.25%, 1/1/37	NR/NR	198,303
	New York City, GO,
1,250	5.00%, 11/1/34, Ser. D	Aa3/AA	1,246,275
750	5.25%, 9/15/33, Ser. C	Aa3/AA	759,000
2,825	Triborough Bridge & Tunnel Auth. Rev., 5.125%, 11/15/29, Ser. B	Aa2/AA-	2,880,709
			5,084,287

	North Dakota—0.7%
1,000	Stark Cnty. Healthcare Rev., Benedictine Living Communities,
	6.75%, 1/1/33	NR/NR	943,070

	Ohio—9.0%
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
5,455	5.75%, 6/1/34	Baa3/BBB	4,545,270
8,500	5.875%, 6/1/47	Baa3/BBB	6,867,235
405	Hamilton Cnty. Sales Tax Rev., 5.25%, 12/1/32, Ser. B (AMBAC)	Aaa/NR	406,810
885	Summit Cnty., GO, 6.25%, 12/1/15,
	(Pre-refunded @ $101, 12/1/10) (FGIC)(a)	Aa2/AAA	973,031
			12,792,346

	Pennsylvania—3.3%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
1,500	5.375%, 11/15/40, Ser. A	Ba2/BB	1,167,555
2,000	6.00%, 7/1/23, Ser. B (MBIA)	Aaa/AAA	2,262,480

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
July 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Pennsylvania (continued)
$1,500	Philadelphia Hospitals & Higher Education Facs. Auth. Rev.,
	5.00%, 7/1/34	Baa3/BBB	$1,250,790
			4,680,825

	Puerto Rico—0.2%
5,000	Sales Tax Financing Corp. Rev., zero coupon, 8/1/54, Ser. A (AMBAC)	Aaa/AAA	341,800

	South Dakota—0.6%
700	Heartland Consumers Power Dist. Rev., 7.00%, 1/1/16	Aaa/AAA	798,770

	Tennessee—1.8%
1,325	Blount Cnty. Health & Educational Facs. Board Rev.,
	5.125%, 4/1/23, Ser. A	NR/NR	1,170,373
1,500	Sumner Cnty. Health Educational & Housing Facs. Board Rev., 5.50%, 11/1/37	NR/NR	1,351,455
			2,521,828

	Texas—8.0%
	Corpus Christi, GO (FSA),
390	5.00%, 3/1/21	Aaa/AAA	396,950
610	5.00%, 3/1/21, (Pre-refunded @ $100, 3/1/11) (a)	Aaa/AAA	645,874
1,200	HFDC of Central Texas, Inc. Rev.,
	Village at Gleannloch Farms, 5.50%, 2/15/37, Ser. A	NR/NR	955,512
1,400	Houston Water Rev., CP, 7.50%, 12/15/15, Ser. H (AMBAC)	Aaa/AAA	1,721,720
250	Lubbock Educational Facs. Auth.,
	Lubbock Christian Univ. Rev., 5.25%, 11/1/37	NR/BBB	216,717
2,000	Richardson Hospital Auth. Rev., 6.00%, 12/1/19	Baa2/BBB-	2,058,420
1,000	State Public Finance Auth. Rev., 5.00%, 2/15/18, Ser. A	NR/NR	898,610
1,000	Texas Tech Univ. Rev., 5.50%, 8/15/18,
	Ser. 7, (Pre-refunded @ $100, 2/15/12) (MBIA)(a)	Aaa/AAA	1,086,230
2,750	Tyler Health Facs. Dev. Corp. Rev.,
	East Texas Medical Center, 5.375%, 11/1/37	Baa3/NR	2,382,325
1,000	Univ. of Houston Rev., 5.25%, 2/15/17,
	(Pre-refunded @ $100, 2/15/10) (MBIA)(a)	Aaa/AAA	1,046,340
			11,408,698

	Utah—0.6%
880	Spanish Fork City Rev., 5.55%, 11/15/21	NR/NR	819,623

	Virginia—0.3%
500	Lewistown Commerce Center Community Dev. Auth. Rev., 6.05%, 3/1/27	NR/NR	445,320

	Washington—3.3%
1,500	State Housing Finance Commission Rev.,
	Skyline at First Hill, 5.25%, 1/1/17, Ser. A	NR/NR	1,452,420
3,000	State Motor Vehicle Rev., GO,
	5.625%, 7/1/25, Ser. B, (Pre-refunded @ $100, 7/1/10) (a)	Aa1/AA+	3,188,910
			4,641,330

	Wisconsin—2.1%
3,040	Health & Educational Facs. Auth. Rev.,
	Franciscan Sisters Healthcare, 5.00%, 9/1/33	NR/BBB+	2,680,459
300	Milwaukee Redev. Auth. Rev., 5.50%, 8/1/22, Ser. A	NR/NR	273,993
			2,954,452
	Total Municipal Bonds & Notes (cost $147,963,972)		138,093,254

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
July 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
VARIABLE RATE DEMAND NOTES (c)(d)—2.7%
	Alaska—0.8%
$1,200	Valdez Rev., 1.90%, 8/1/08	VMIG1/A-1+	$1,200,000

	Illinois—1.4%
2,000	Chicago Sales Tax Rev., 2.10%, 8/1/08	VMIG1/A-1+	2,000,000

	New York—0.2%
300	New York City, GO, 2.00%, 8/1/08	VMIG1/A-1+	300,000

	Texas—0.3%
400	Gulf Coast Waste Disposal Auth. Rev., 1.90%, 8/1/08	VMIG1/A-1+	400,000
	Total Variable Rate Demand Notes (cost—$3,900,000)		3,900,000

	Total Investments (cost $151,863,972)—100.0%		$141,993,254

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or person acting at their discretion pursuant to guidelines established by the Board of Directors. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)

Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2008.

(d)	Maturity date shown is the date of next put.

Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
IBC—Insurance Bond Certificate
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
Q-SBLF—Qualified School Bond Loan Fund

Other Investments:

(1) Futures contracts outstanding at July 31, 2008:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000)	Date	(Depreciation)
Short: U.S. Treasury Bond Futures	(250)	$(28,875)	9/19/08	$(127,515)

The Fund pledged $490,100 in cash as collateral for futures contracts.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial Officer & Accounting have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17CFR270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occured during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Advantage Fund Inc.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 24, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 24, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 24, 2008